UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard Wellington Fund Schedule of Investments February 28, 2006
	Shares	Market Value ($000)

Common Stocks (65.4%)

Consumer Discretionary (4.7%)
McDonald's Corp.	9,613,000	335,590
* Comcast Corp. Class A	11,380,400	305,336
Time Warner, Inc.	17,096,500	295,940
Fuji Photo Film Co., Ltd. ADR	5,642,300	180,554
* Viacom Inc. Class B	3,315,000	132,467
Limited Brands, Inc.	5,428,100	128,483
The Walt Disney Co.	4,485,900	125,560
Gannett Co., Inc.	1,924,300	119,614
Dollar General Corp.	4,660,800	81,191
CBS Corp	2,690,500	65,810
Genuine Parts Co.	1,423,800	63,387
Harrah's Entertainment, Inc.	756,000	54,371

		1,888,303

Consumer Staples (4.9%)
Altria Group, Inc.	6,362,400	457,456
The Procter & Gamble Co.	6,610,275	396,154
The Coca-Cola Co.	7,424,700	311,615
Kimberly-Clark Corp.	4,763,000	281,874
Wal-Mart Stores, Inc.	4,803,100	217,869
Nestle SA ADR (Registered)	2,268,500	167,415
PepsiCo, Inc.	1,131,400	66,877
Coca-Cola Enterprises, Inc.	3,184,100	62,567
Sysco Corp.	506,700	15,247

		1,977,074

Energy (9.2%)
^ Total SA ADR	4,637,300	584,903
Chevron Corp.	9,001,400	508,399
ExxonMobil Corp.	8,512,800	505,405
EnCana Corp.	9,237,904	381,618
BP PLC ADR	5,245,300	348,393
Royal Dutch Shell PLC ADR Class A	5,673,010	343,104
ConocoPhillips Co.	4,464,800	272,174
Schlumberger Ltd.	2,323,800	267,237
Petroleo Brasileiro ADR	2,478,700	216,985
Anadarko Petroleum Corp.	1,289,500	127,867
Burlington Resources, Inc.	1,179,600	106,376
^ Sasol Ltd. Sponsored ADR	675,400	23,234

		3,685,695

Financials (12.4%)
Bank of America Corp.	17,750,699	813,869
Citigroup, Inc.	14,313,300	663,708
UBS AG	3,658,200	388,610
Merrill Lynch & Co., Inc.	4,848,600	374,360
ACE Ltd.	6,108,800	340,443
American International Group, Inc.	4,602,900	305,448
State Street Corp.	4,884,600	305,190
Freddie Mac	4,308,400	290,343
MBIA, Inc.	3,825,900	224,733
JPMorgan Chase & Co.	5,110,276	210,237
The Hartford Financial Services Group Inc.	2,547,300	209,846
* Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,508,291	204,552
Ambac Financial Group, Inc.	1,973,100	148,278
PNC Financial Services Group	1,949,800	137,168
Marsh & McLennan Cos., Inc.	4,412,900	136,403
Westpac Banking Corp. Ltd. ADR	1,408,500	123,328
MetLife, Inc.	2,445,100	122,548

		4,999,064

Health Care (6.3%)
Abbott Laboratories	11,888,400	525,229
Eli Lilly & Co.	8,255,600	459,176
Schering-Plough Corp.	16,841,500	311,568
Bristol-Myers Squibb Co.	12,373,500	285,828
AstraZeneca Group PLC ADR	5,755,100	266,173
Wyeth	5,208,100	259,363
^ Novartis AG ADR	2,574,600	137,097
Baxter International, Inc.	3,602,000	136,336
Sanofi-Aventis ADR	2,007,603	85,584
Merck & Co., Inc.	1,940,600	67,649

		2,534,003

Indistrials (10.1%)
General Electric Co.	22,749,000	747,760
Canadian National Railway Co.	5,029,400	474,524
General Dynamics Corp.	3,163,100	389,915
Deere & Co.	4,117,800	314,065
Union Pacific Corp.	3,515,400	311,289
Waste Management, Inc.	9,083,500	302,117
Parker Hannifin Corp.	3,844,000	300,485
CSX Corp.	5,234,800	289,903
Caterpillar, Inc.	2,867,400	209,550
Pitney Bowes, Inc.	3,855,300	164,775
Avery Dennison Corp.	2,494,800	149,688
Lockheed Martin Corp.	1,966,800	143,321
United Technologies Corp.	2,256,200	131,988
Emerson Electric Co.	1,519,600	124,318

		4,053,698

Information Technology (5.2%)
Microsoft Corp.	17,554,700	472,221
International Business Machines Corp.	5,617,100	450,716
Motorola, Inc.	14,892,500	318,699
Accenture Ltd.	7,015,000	229,110
First Data Corp.	3,940,200	177,821
* EMC Corp.	11,755,360	164,810
Hewlett-Packard Co.	3,166,400	103,889
Texas Instruments, Inc.	2,288,700	68,318
^ Nokia Corp. ADR	3,224,300	59,907
* Sun Microsystems, Inc.	14,000,000	58,380

		2,103,871

Materials (5.7%)
Alcoa Inc.	14,090,100	413,122
Weyerhaeuser Co.	5,652,300	385,995
E.I. du Pont de Nemours & Co.	9,470,800	381,105
International Paper Co.	7,496,700	245,667
Rio Tinto PLC ADR	1,273,100	240,157
Air Products & Chemicals, Inc.	2,671,800	171,423
Rohm & Haas Co.	3,371,400	167,727
^ Syngenta AG ADR	4,823,400	137,081
Cia Vale do Rio Doce ADR	2,943,268	136,656

		2,278,933

Telecommunication Services (3.2%)
AT&T Inc.	15,724,900	433,850
Verizon Communications Inc.	7,233,000	243,752
Sprint Nextel Corp.	8,823,800	212,036
^ Deutsche Telekom AG ADR	7,593,200	119,897
Alltel Corp.	1,820,100	114,939
BellSouth Corp.	3,334,300	105,297
^ France Telecom SA ADR	2,795,500	61,054

		1,290,825

Utilities (3.7%)
Exelon Corp.	9,144,000	522,214
TXU Corp.	4,451,400	233,209
FPL Group, Inc.	5,489,000	230,154
Pinnacle West Capital Corp.	3,508,300	144,016
Progress Energy, Inc.	3,000,000	133,140
Dominion Resources, Inc.	1,617,800	121,497
Cinergy Corp.	1,883,200	83,011

		1,467,241

Total Common Stocks
(Cost $19,099,147)		26,278,707

	Face	Market
	Amount	Value
	($000)	($000)

U.S. Government and Agency Obligations (6.4%)

U.S. Government Security (2.9%)
U.S. Treasury Note
3.875%, 7/31/2007	1,200,000	1,186,128

Agency Notes (0.7%)
1 Federal Home Loan Mortgage Corp.
4.000%, 8/17/2007	50,000	49,350
3.500%, 9/15/2007	50,000	49,008
1 Federal National Mortgage Assn
3.250%, 11/15/2007	100,000	97,338
Private Export Funding Corp. (U.S. Government Guaranteed)
5.750%, 1/15/2008	40,385	40,942
3.375%, 2/15/2009	33,300	31,849

		268,487

Mortgage-Backed Securities (2.8%)
Conventional Mortgage-Backed Securities (2.4%)
Government National Mortgage Assn
2 5.000%, 1/15/2030-12/15/2035	453,234	446,896
2 5.500%, 6/15/2029-9/15/2034	396,933	398,349
2 6.000%, 3/15/2028-1/15/2033	52,517	53,673
2 6.500%, 1/15/2031-1/15/2032	24,458	25,503
2 7.000%, 4/15/2023-8/15/2032	21,900	22,939
2 8.000%, 6/15/2017	52	55
Non-Conventional Mortgage-Backed Securities (0.4%)
1 Federal Home Loan Mortgage Corp. CMO
2 4.000%, 3/15/2019	23,000	20,638
2 4.000%, 9/15/2019	23,066	21,069
2 4.000%, 9/15/2019	22,229	20,020
1 Federal National Mortgage Assn
2 4.510%, 5/1/2013	19,976	19,430
2 4.886%, 1/1/2014	37,717	37,440
2 5.016%, 2/1/2013	19,160	19,138
1 Federal National Mortgage Assn. CMO
2 4.000%, 2/25/2019	19,895	18,033
Government National Mortgage Assn. CMO
2 5.500%, 6/16/2023	19,858	19,829

		1,123,012

Total U.S. Government and Agency Obligations
(Cost $2,602,469)		2,577,627

Corporate Bonds (21.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
Advanta Business Card Master Trust
2 4.750%, 1/20/2011	13,150	13,083
Aesop Funding II LLC
2,3 3.950%, 4/20/2008	43,600	42,743
Asset Securitization Corp.
2 7.490%, 4/14/2029	17,195	17,530
Bank One Issuance Trust
2 3.860%, 6/15/2011	40,000	38,920
2 3.450%, 10/17/2011	40,000	38,344
Bear Stearns Commercial Mortgage Securities, Inc.
2 5.610%, 11/15/2033	17,250	17,489
2 4.740%, 3/13/2040	25,000	24,129
2 4.825%, 11/11/2041	49,980	48,528
2 4.933%, 2/13/2042	19,160	18,715
2 4.871%, 9/11/2042	24,700	23,999
California Infrastructure & Economic Development Bank Special Purpose Trust
2 6.310%, 9/25/2008	2,720	2,732
2 6.420%, 12/26/2009	16,110	16,372
CarMax Auto Owner Trust
2 4.910%, 1/18/2011	21,520	21,422
Caterpillar Financial Asset Trust
2 3.130%, 1/26/2009	3,880	3,819
Chase Commercial Mortgage Securities Corp.
2 6.390%, 11/18/2030	25,146	25,699
Chase Issuance Trust
2 4.650%, 12/17/2012	40,000	39,429
Chase Manhattan Auto Owner Trust
2 2.570%, 2/16/2010	22,730	22,208
Commercial Mortgage Pass Through Certificates
2 5.116%, 6/10/2044	25,000	24,680
DLJ Mortgage Acceptance Corp.
2,3 7.600%, 5/15/2030	5,751	5,821
2,3 6.820%, 10/15/2030	14,340	14,509
GS Mortgage Securities Corp. II
2 5.396%, 8/10/2038	25,100	25,566
Greenwich Capital Commercial Funding Corp.
2 4.915%, 1/5/2036	47,700	46,863
2 5.317%, 6/10/2036	25,535	25,808
2 5.224%, 4/10/2037	10,000	9,970
2 4.799%, 8/10/2042	48,375	48,305
Honda Auto Receivables Owner Trust
2 3.820%, 5/21/2010	21,677	21,135
JPMorgan Chase Commercial Mortgage Securities
2 4.899%, 1/12/2037	24,040	23,431
LB-UBS Commerical Mortgage Trust
2 6.462%, 3/15/2031	18,325	19,490
Merrill Lynch Mortgage Investors, Inc.
2 4.496%, 2/25/2035	41,716	40,667
Morgan Stanley Capital I
2 4.780%, 12/13/2041	43,275	41,934
2 5.230%, 9/15/2042	16,905	16,837
2 4.700%, 7/15/2056	38,470	37,102
Morgan Stanley Dean Witter Capital I
2 4.740%, 11/13/2036	26,000	25,219
Nomura Asset Securities Corp.
2 6.590%, 3/15/2030	10,000	10,250
2 6.690%, 3/15/2030	13,000	13,861
PSE&G Transition Funding LLC
2 6.450%, 3/15/2013	10,000	10,479
USAA Auto Owner Trust
2 2.670%, 10/15/2010	5,000	4,869
2 4.130%, 11/15/2011	24,000	23,509
WFS Financial Owner Trust
2 3.930%, 2/17/2012	37,445	36,763
Wachovia Auto Owner Trust
2 4.930%, 11/20/2012	25,000	24,882
Wachovia Bank Commercial Mortgage Trust
2 5.118%, 7/15/2042	25,000	24,731
Wells Fargo Mortgage-Backed Securities Trust
2 4.551%, 2/25/2035	18,918	18,602
2 4.530%, 4/25/2035	34,737	33,975
World Omni Auto Receivables Trust
2 3.820%, 11/12/2011	9,255	9,000

		1,053,419

Finance (8.0%)
Banking (3.6%)
BB&T Corp.
7.250%, 6/15/2007	36,900	37,873
5.250%, 11/1/2019	8,000	7,847
BNP Paribas New York Branch
7.200%, 1/15/2007	40,000	40,555
BTM Curacao
3 4.760%, 7/21/2015	47,895	46,382
Bank One Corp.
7.875%, 8/1/2010	15,000	16,558
Bank of America Corp.
5.625%, 3/8/2035	46,180	45,456
Bank of Montreal
7.800%, 4/1/2007	21,000	21,582
Bank of New York Co., Inc.
4.950%, 3/15/2015	58,655	57,488
BankAmerica Corp.
5.875%, 2/15/2009	25,000	25,519
Citicorp
6.375%, 11/15/2008	15,000	15,448
Citigroup, Inc.
4.625%, 8/3/2010	19,400	19,034
6.625%, 6/15/2032	45,000	51,056
Credit Suisse First Boston USA, Inc.
4.700%, 6/1/2009	45,000	44,455
6.500%, 1/15/2012	15,000	15,944
Deutsche Bank Financial LLC
5.375%, 3/2/2015	19,215	19,332
Fifth Third Bank
4.200%, 2/23/2010	60,000	57,982
Golden West Financial Corp.
4.750%, 10/1/2012	10,000	9,748
HBOS Treasury Services PLC
3 6.000%, 11/1/2033	60,000	63,032
Huntington National Bank
4.900%, 1/15/2014	16,375	15,927
JPMorgan Chase & Co.
4.500%, 11/15/2010	25,000	24,331
6.750%, 2/1/2011	5,115	5,446
Mellon Bank NA
4.750%, 12/15/2014	4,750	4,617
Mellon Funding Corp.
5.000%, 12/1/2014	30,000	29,645
Mizuho Finance (Cayman)
3 5.790%, 4/15/2014	50,000	51,433
NBD Bancorp, Inc.
7.125%, 5/15/2007	35,000	35,835
National City Bank
4.150%, 8/1/2009	8,630	8,363
7.250%, 7/15/2010	25,000	26,986
National City Bank of Pennsylvania
7.250%, 10/21/2011	20,000	22,022
National City Corp.
3.200%, 4/1/2008	10,000	9,635
Northern Trust Co.
4.600%, 2/1/2013	5,925	5,795
Overseas Chinese Banking Corp.
3 7.750%, 9/6/2011	14,805	16,459
PNC Bank NA
4.875%, 9/21/2017	25,000	23,761
Paribas NY
6.950%, 7/22/2013	40,000	43,914
Royal Bank of Scotland Group PLC
6.375%, 2/1/2011	40,775	42,734
5.000%, 10/1/2014	9,700	9,528
5.050%, 1/8/2015	19,510	19,196
4.700%, 7/3/2018	10,000	9,350
Santander U.S. Debt, S.A. Unipersonal
3 4.750%, 10/21/2008	47,100	46,627
Scotland International Finance
3 8.850%, 11/1/2006	28,000	28,587
Societe Generale
7.400%, 6/1/2006	40,000	40,211
SunTrust Banks, Inc.
7.250%, 9/15/2006	44,360	44,832
4.250%, 10/15/2009	9,680	9,389
UFJ Finance Aruba AEC
6.750%, 7/15/2013	50,000	54,152
US Bank NA
4.125%, 3/17/2008	50,000	49,150
Wachovia Bank NA
4.375%, 8/15/2008	15,000	14,782
Wachovia Corp.
5.625%, 12/15/2008	55,000	55,692
4.375%, 6/1/2010	19,400	18,892
Washington Mutual, Inc.
5.250%, 9/15/2017	40,000	38,759
Wells Fargo & Co.
6.375%, 8/1/2011	15,000	15,859
5.125%, 9/1/2012	10,000	9,981
Wells Fargo Bank NA
6.450%, 2/1/2011	5,000	5,275
World Savings Bank, FSB
4.500%, 6/15/2009	14,845	14,588
4.125%, 12/15/2009	33,045	31,895
Brokerage (0.2%)
Ameriprise Financial Inc.
5.350%, 11/15/2010	22,605	22,598
Dean Witter, Discover & Co.
6.750%, 10/15/2013	25,775	27,941
7.070%, 2/10/2014	17,500	19,202
Finance Companies (1.1%)
American Express Centurion Bank
4.375%, 7/30/2009	10,000	9,780
American Express Co.
4.750%, 6/17/2009	20,000	19,783
American Express Credit Corp.
3.000%, 5/16/2008	30,000	28,683
CIT Group, Inc.
3.650%, 11/23/2007	25,000	24,371
4.125%, 11/3/2009	25,000	24,055
Countrywide Home Loan
5.500%, 8/1/2006	30,000	30,054
FGIC Corp.
3 6.000%, 1/15/2034	14,635	15,084
General Electric Capital Corp.
6.125%, 2/22/2011	19,400	20,179
8.125%, 5/15/2012	30,000	34,380
5.450%, 1/15/2013	40,000	40,594
Household Finance Corp.
6.375%, 10/15/2011	75,000	78,696
Norwest Financial, Inc.
6.250%, 12/15/2007	35,000	35,914
Transamerica Financial Corp.
6.400%, 9/15/2008	29,265	30,011
US Trade Funding Corp.
2,3 4.260%, 11/15/2014	23,180	22,121
Wells Fargo Financial
5.500%, 8/1/2012	20,000	20,378
Insurance (2.8%)
ACE Capital Trust II
9.700%, 4/1/2030	20,000	27,870
AIG SunAmerica Global Financing VI
3 6.300%, 5/10/2011	60,000	62,640
Allstate Corp.
7.200%, 12/1/2009	40,000	42,677
5.000%, 8/15/2014	10,000	9,798
Ambac, Inc.
7.500%, 5/1/2023	25,000	29,649
American International Group, Inc.
3 4.700%, 10/1/2010	19,400	18,911
Cincinnati Financial Corp.
6.920%, 5/15/2028	40,500	45,863
Farmers Exchange Capital
3 7.050%, 7/15/2028	25,000	26,618
Florida Windstorm Underwriters
3 7.125%, 2/25/2019	55,000	62,070
Frank Russell Co.
3 5.625%, 1/15/2009	30,000	30,405
General Reinsurance Corp.
9.000%, 9/12/2009	32,000	35,732
Hartford Financial Services Group, Inc.
7.900%, 6/15/2010	35,000	38,476
4.750%, 3/1/2014	15,000	14,469
Hartford Life, Inc.
5.200%, 2/15/2011	24,185	24,158
ING USA Global
4.500%, 10/1/2010	25,000	24,268
Jackson National Life Insurance Co.
3 8.150%, 3/15/2027	39,480	49,565
John Hancock Financial Services
5.625%, 12/1/2008	16,080	16,263
Liberty Mutual Insurance Co.
3 7.875%, 10/15/2026	31,210	36,292
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	50,000	51,731
MassMutual Global Funding II
3 3.500%, 3/15/2010	50,000	47,018
Mercury General Corp.
7.250%, 8/15/2011	20,000	21,380
MetLife Global Funding I
3 4.500%, 5/5/2010	20,000	19,475
Metropolitan Life Insurance Co.
3 7.700%, 11/1/2015	51,000	57,525
New York Life Global Funding
3 3.875%, 1/15/2009	4,285	4,144
New York Life Insurance
3 5.875%, 5/15/2033	16,035	16,769
Pacific Life Global Funding
3 3.750%, 1/15/2009	38,415	36,976
Principal Life Income Funding
5.125%, 3/1/2011	42,935	42,783
Protective Life Secured Trust
3.700%, 11/24/2008	35,000	33,705
4.850%, 8/16/2010	15,205	14,992
Prudential Financial, Inc.
4.750%, 4/1/2014	28,700	27,583
Prudential Insurance Co.
3 7.650%, 7/1/2007	20,000	20,647
St. Paul Cos., Inc.
5.750%, 3/15/2007	20,000	20,118
Torchmark Corp.
7.875%, 5/15/2023	45,000	55,372
XL Capital Ltd.
6.500%, 1/15/2012	50,000	52,255
Real Estate Investment (0.1%)
Spieker Properties Corp. LP
7.650%, 12/15/2010	25,000	27,072
Other (0.2%)
Berkshire Hathaway Finance Corp.
4.625%, 10/15/2013	50,000	48,211
SovRisc BV
3 4.625%, 10/31/2008	50,000	49,547

		3,225,790

Industrial (9.0%)
Basic Industy (0.7%)
Alcan, Inc.
4.500%, 5/15/2013	20,000	18,926
7.250%, 3/15/2031	21,273	24,706
6.125%, 12/15/2033	8,029	8,288
Alcoa, Inc.
7.375%, 8/1/2010	40,000	43,278
BHP Billiton Finance
4.800%, 4/15/2013	15,000	14,691
BHP Finance USA Ltd.
7.250%, 3/1/2016	15,000	16,937
Dow Chemical Co.
6.125%, 2/1/2011	19,000	19,705
7.375%, 11/1/2029	20,000	24,212
E.I. du Pont de Nemours & Co.
4.125%, 4/30/2010	24,930	23,932
4.750%, 11/15/2012	17,560	17,069
PPG Industries, Inc.
6.875%, 2/15/2012	9,355	10,074
Rohm & Haas Co.
2 9.800%, 4/15/2020	10,875	13,620
7.850%, 7/15/2029	20,000	25,401
Weyerhaeuser Co.
7.375%, 3/15/2032	25,000	27,978
Capital Goods (0.9%)
Boeing Capital Corp.
6.500%, 2/15/2012	30,000	31,978
Boeing Co.
8.750%, 9/15/2031	9,800	14,007
8.625%, 11/15/2031	9,460	13,355
Caterpillar Financial Services Corp.
3.625%, 11/15/2007	15,000	14,631
2.700%, 7/15/2008	25,000	23,634
4.500%, 6/15/2009	10,000	9,799
Caterpillar, Inc.
7.300%, 5/1/2031	10,000	12,490
Deere & Co.
7.125%, 3/3/2031	25,000	31,254
General Dynamics Corp.
4.250%, 5/15/2013	40,000	37,857
Honeywell International, Inc.
7.500%, 3/1/2010	41,000	44,474
John Deere Capital Corp.
5.100%, 1/15/2013	40,000	39,590
Masco Corp.
6.750%, 3/15/2006	40,000	40,020
Minnesota Mining & Manufacturing Corp.
6.375%, 2/15/2028	30,000	33,915
United Technologies Corp.
7.500%, 9/15/2029	19,230	24,432
Communication (1.2%)
AT&T Inc.
4.125%, 9/15/2009	30,000	28,811
6.150%, 9/15/2034	10,000	9,991
Alltel Corp.
7.000%, 7/1/2012	20,000	21,885
BellSouth Corp.
4.200%, 9/15/2009	10,000	9,659
6.000%, 10/15/2011	25,000	25,779
BellSouth Telecommunications
5.875%, 1/15/2009	15,000	15,197
CBS Corp.
7.700%, 7/30/2010	40,000	43,308
Chesapeake & Potomac Telephone Co.
7.150%, 5/1/2023	10,000	10,292
Cox Communications, Inc.
7.750%, 8/15/2006	30,000	30,331
Deutsche Telekom International Finance
4 8.000%, 6/15/2010	50,000	54,994
France Telecom
4 7.750%, 3/1/2011	50,000	55,139
Gannett Co., Inc.
5.500%, 4/1/2007	19,250	19,303
New York Times Co.
4.500%, 3/15/2010	9,450	9,110
Southwestern Bell Telephone Co.
7.600%, 4/26/2007	7,000	7,173
Telecomunicaciones de Puerto Rico
6.650%, 5/15/2006	13,000	13,033
Telefonica Europe BV
7.750%, 9/15/2010	50,000	54,134
Verizon Global Funding Corp.
4.375%, 6/1/2013	10,000	9,335
7.750%, 12/1/2030	17,000	19,861
Vodafone AirTouch PLC
7.750%, 2/15/2010	10,000	10,842
Vodafone Group PLC
5.000%, 12/16/2013	10,000	9,779
5.375%, 1/30/2015	40,000	39,652
Consumer Cyclical (1.5%)
CVS Corp.
4.000%, 9/15/2009	40,000	38,410
4.875%, 9/15/2014	35,000	33,551
Harley-Davidson Inc.
3 3.625%, 12/15/2008	50,000	47,793
Home Depot Inc.
3.750%, 9/15/2009	48,000	46,083
4.625%, 8/15/2010	12,000	11,800
Johnson Controls, Inc.
7.125%, 7/15/2017	36,300	40,008
Kohl's Corp.
6.000%, 1/15/2033	55,000	54,227
Lowe's Cos., Inc.
8.250%, 6/1/2010	12,870	14,421
6.875%, 2/15/2028	5,790	6,727
6.500%, 3/15/2029	39,900	44,701
Target Corp.
3.375%, 3/1/2008	10,000	9,688
5.875%, 3/1/2012	40,000	41,670
6.350%, 11/1/2032	10,000	11,247
The Walt Disney Co.
6.375%, 3/1/2012	20,000	21,051
Time Warner, Inc.
7.570%, 2/1/2024	20,000	22,365
6.950%, 1/15/2028	20,000	21,194
Toyota Motor Credit Corp.
5.500%, 12/15/2008	50,000	50,546
4.250%, 3/15/2010	20,000	19,444
Wal-Mart Stores, Inc.
6.875%, 8/10/2009	12,000	12,671
4.125%, 2/15/2011	40,000	38,351
5.250%, 9/1/2035	18,000	17,381
Consumer Noncyclical (3.3%)
Abbott Laboratories
4.350%, 3/15/2014	45,000	42,687
Anheuser-Busch Cos., Inc.
5.000%, 3/1/2019	15,000	14,392
6.500%, 1/1/2028	19,550	21,811
6.800%, 8/20/2032	20,000	23,519
Archer-Daniels-Midland Co.
7.000%, 2/1/2031	40,130	46,984
5.935%, 10/1/2032	25,000	25,775
Becton, Dickinson & Co.
4.550%, 4/15/2013	8,000	7,671
Bristol-Myers Squibb Co.
5.750%, 10/1/2011	51,000	52,027
Cargill Inc.
3 6.875%, 5/1/2028	19,355	22,124
3 6.125%, 4/19/2034	20,750	22,109
Clorox Co.
4.200%, 1/15/2010	55,770	53,691
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	30,000	31,436
7.000%, 10/1/2026	10,075	11,547
Coca-Cola HBC Finance
5.125%, 9/17/2013	28,000	27,683
5.500%, 9/17/2015	17,440	17,595
Colgate-Palmolive Co.
7.600%, 5/19/2025	13,920	17,854
ConAgra Foods, Inc.
6.750%, 9/15/2011	30,000	31,553
Diageo Capital PLC
3.500%, 11/19/2007	40,000	38,973
3.375%, 3/20/2008	10,000	9,662
Eli Lilly & Co.
6.000%, 3/15/2012	45,000	47,154
Fortune Brands Inc.
6.250%, 4/1/2008	40,000	40,656
4.875%, 12/1/2013	35,000	33,613
GlaxoSmithKline Capital Inc.
4.375%, 4/15/2014	35,000	33,264
5.375%, 4/15/2034	45,000	45,314
Hershey Foods Corp.
4.850%, 8/15/2015	9,620	9,372
Kimberly-Clark Corp.
4.875%, 8/15/2015	30,000	29,478
6.375%, 1/1/2028	30,000	34,324
Kraft Foods, Inc.
4.625%, 11/1/2006	50,000	49,825
Medtronic Inc.
4.375%, 9/15/2010	19,235	18,664
Pepsi Bottling Group, Inc.
7.000%, 3/1/2029	10,000	11,920
Pepsi Bottling Holdings Inc.
3 5.625%, 2/17/2009	40,000	40,524
Pfizer, Inc.
2.500%, 3/15/2007	30,000	29,262
Pharmacia Corp.
4 6.600%, 12/1/2028	12,000	13,809
Procter & Gamble Co. ESOP
2 9.360%, 1/1/2021	60,945	77,946
Schering-Plough Corp.
4 5.550%, 12/1/2013	35,000	35,262
Sysco Corp.
5.375%, 9/21/2035	25,000	24,702
Unilever Capital Corp.
7.125%, 11/1/2010	37,000	39,743
5.900%, 11/15/2032	27,000	28,088
UnitedHealth Group, Inc.
4.125%, 8/15/2009	23,950	23,138
4.875%, 4/1/2013	40,000	39,262
4.750%, 2/10/2014	10,000	9,686
Warner-Lambert Co.
6.000%, 1/15/2008	20,000	20,340
Wyeth
4 6.950%, 3/15/2011	30,000	32,153
6.500%, 2/1/2034	11,500	12,663
Zeneca Wilmington Inc.
7.000%, 11/15/2023	29,000	34,814
Energy (0.6%)
Amoco Corp.
6.500%, 8/1/2007	25,000	25,496
Anadarko Petroleum Corp.
3.250%, 5/1/2008	30,000	28,852
Apache Finance Canada
7.750%, 12/15/2029	39,910	52,146
ChevronTexaco Capital Co.
3.500%, 9/17/2007	27,190	26,592
Phillips Petroleum Co.
9.375%, 2/15/2011	20,000	23,548
Suncor Energy, Inc.
7.150%, 2/1/2032	20,279	24,560
5.950%, 12/1/2034	20,700	21,830
Talisman Energy, Inc.
7.125%, 6/1/2007	10,000	10,207
Technology (0.4%)
First Data Corp.
4.700%, 8/1/2013	40,000	38,028
International Business Machines Corp.
8.375%, 11/1/2019	25,000	31,785
5.875%, 11/29/2032	25,000	26,135
Pitney Bowes Credit Corp.
8.550%, 9/15/2009	41,890	45,716
Transportation (0.3%)
ERAC USA Finance Co.
3 7.350%, 6/15/2008	21,805	22,713
3 6.700%, 6/1/2034	18,000	19,275
Federal Express Corp.
2 6.720%, 1/15/2022	39,803	42,655
Southwest Airlines Co.
2 7.540%, 6/29/2015	30,772	33,604
Other (0.1%)
Dover Corp.
6.500%, 2/15/2011	13,808	14,553
Snap-On Inc.
6.250%, 8/15/2011	34,990	36,701

		3,619,655

Utilities (1.7%)
Electric (1.4%)
Alabama Power Co.
2.800%, 12/1/2006	23,090	22,706
5.700%, 2/15/2033	15,000	15,298
Carolina Power & Light Co.
5.950%, 3/1/2009	20,000	20,372
Central Illinois Public Service
6.125%, 12/15/2028	54,000	57,934
Consolidated Edison, Inc.
6.450%, 12/1/2007	20,000	20,453
3.625%, 8/1/2008	20,000	19,285
Exelon Generation Co. LLC
6.950%, 6/15/2011	45,000	47,937
Florida Power & Light Co.
5.650%, 2/1/2035	40,000	40,245
4.950%, 6/1/2035	10,000	9,061
National Rural Utilities Cooperative Finance Corp.
5.750%, 12/1/2008	50,000	50,549
PacifiCorp
6.625%, 6/1/2007	20,500	20,834
5.900%, 8/15/2034	12,500	12,928
Public Service Electric & Gas
4.000%, 11/1/2008	40,500	39,284
South Carolina Electric & Gas Co.
5.800%, 1/15/2033	9,000	9,433
Southern Investments UK PLC
6.800%, 12/1/2006	35,000	35,331
Virginia Electric & Power Co.
5.750%, 3/31/2006	25,000	25,017
7.625%, 7/1/2007	16,200	16,697
Wisconsin Electric Power Co.
4.500%, 5/15/2013	21,565	20,643
Wisconsin Power & Light Co.
7.625%, 3/1/2010	20,000	21,427
Wisconsin Public Service
6.080%, 12/1/2028	45,000	48,016
Natural Gas (0.3%)
British Transco Finance
6.625%, 6/1/2018	50,000	55,341
KeySpan Corp.
4.650%, 4/1/2013	9,000	8,736
PanEnergy Corp.
7.000%, 10/15/2006	25,000	25,208
Wisconsin Gas Co.
6.600%, 9/15/2013	13,100	14,071

		656,806

Total Corporate Bonds
(Cost $8,473,698)		8,555,670

Sovereign Bonds (U.S. Dollar-Denominated) (2.6%)

African Development Bank
4.500%, 1/15/2009	50,000	49,463
European Investment Bank
2.375%, 6/15/2007	70,000	67,850
4.000%, 3/3/2010	40,000	38,572
Inter-American Development Bank
5.375%, 11/18/2008	19,400	19,750
7.375%, 1/15/2010	40,000	43,437
4.375%, 9/20/2012	40,000	38,881
International Bank for Reconstruction & Development
6.125%, 12/19/2007	20,000	20,408
5.750%, 2/6/2008	19,400	19,687
4.750%, 2/15/2035	40,000	39,524
Japan Bank International
4.750%, 5/25/2011	70,000	69,243
Japan Finance Corp.
4.625%, 4/21/2015	75,000	72,532
Kreditanstalt fur Wiederaufbau
4.750%, 1/24/2007	15,000	14,989
3.375%, 1/23/2008	55,000	53,470
7.000%, 3/1/2013	10,000	11,244
Landwirtschaftliche Rentenbank
4.125%, 7/15/2008	50,000	49,042
Oesterreichische Kontrollbank
4.250%, 10/6/2010	25,000	24,392
4.500%, 3/9/2015	50,000	48,809
Province of British Columbia
4.300%, 5/30/2013	40,000	38,812
Province of Manitoba
4.450%, 4/12/2010	57,000	55,708
Province of Ontario
4.375%, 2/15/2013	40,000	38,800
^ 4.500%, 2/3/2015	35,000	33,828
Province of Quebec
4.875%, 5/5/2014	25,000	24,727
Quebec Hydro Electric
6.300%, 5/11/2011	40,000	41,722
Republic of Italy
^ 4.500%, 1/21/2015	50,000	47,938
Republic of South Africa
6.500%, 6/2/2014	21,900	23,652
Swedish Export Credit Corp.
4.625%, 2/17/2009	60,000	59,350

Total Sovereign Bonds
(Cost $1,069,131)		1,045,830

Taxable Municipal Bonds (0.8%)

Chelan County WA Public Util. Dist
5 7.070%, 6/1/2007	10,000	10,250
5 7.100%, 6/1/2008	12,000	12,471
Illinois (Taxable Pension) GO
5.100%, 6/1/2033	75,000	73,141
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
6 5.501%, 5/1/2034	50,000	51,081
Oakland CA Pension Obligation
5 6.980%, 12/15/2009	7,801	8,276
Oregon School Board Assn
5.528%, 6/30/2028	50,000	51,386
Southern California Public Power Auth
6 6.930%, 5/15/2017	30,000	34,559
Stanford Univ. California Rev
6.875%, 2/1/2024	34,745	41,295
7.650%, 6/15/2026	29,000	36,784

Total Taxable Municipal Bonds
(Cost $305,532)		319,243

Temporary Cash Investments (4.8%)

Repurchase Agreements (3.4%)
Bank America
4.560%, 3/1/2006 (Dated 2/28/2006, Repurchase Value $873,811,000, collateralized
by Federal National Mortgage Assn., 5.000%-5.500%, 9/1/2016-6/1/2035)	873,700	873,700
SBC Warburg
4.570%, 3/1/2006 (Dated 2/28/2006, Repurchase Value $506,964,000, collateralized by Federal Home Loan Mortgage Corp., 4.000%-12.500%, 9/1/2006-3/1/2036 and
Federal National Mortgage Assn., 4.500%-8.500%, 12/1/2011-2/1/2036)	506,900	506,900

		1,380,600

	Shares

Money Market Fund (1.4%)
7 Vanguard Market Liquidity Fund, 4.511%	559,537,500	559,538

Total Temporary Cash Investments
(Cost $1,940,138)		1,940,138

Total Investments (101.3%)
(Cost $33,490,115)		40,717,215

Other Assets and Liabilities—Net (-1.3%)		(522,873)

Net Assets (100%)		40,194,342

*Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit)would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $1,065,940,000, representing 2.7% of net assets.
4 Adjustable-rate note.
5 Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Insurance Association).
6 Scheduled principal and interest payments are guaranteed by FSA (Financial Security Assurance).
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
CMO - Collateralized Mortgage Obligations.
GO - General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $33,490,115,000. Net unrealized appreciation of investment securities for tax purposes was $7,227,100,000, consisting of unrealized gains of $7,715,249,000 on securities that had risen in value since their purchase and $488,149,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.